Contractual Residual Maturity of Gross Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	₨ 1,470,260.5
Over one year through five years	2,124,149.7
Over five years	349,038.9
Total gross loans	3,943,449.1	$ 63,287.5	₨ 3,228,261.3
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	680,287.1
Over one year through five years	442,874.1
Over five years	99,299.4
Total gross loans	1,222,460.6	19,619.0
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	789,973.4
Over one year through five years	1,681,275.6
Over five years	249,739.5
Total gross loans	₨ 2,720,988.5	$ 43,668.5